SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 12, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Notes Payable
[custom:NotePayableIssuedForSettlementOfLicenseFeePayable]	$ 1,404,000			$ 1,404,000
[custom:LicenseFeePayable-0]	1,094,691					$ 1,094,691	$ 1,094,691
Gain (Loss) on Extinguishment of Debt	$ 309,309		$ (191,833)	$ (227,501)	$ (245,833)	$ (82,337)	$ (1,271,329)